Related party transactions (Details 1) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Short-term benefits	€ 2,014	€ 2,815	€ 1,321
Post-employment benefits	150	150	146
Share-based payments	1,236	853	539
Total	3,400	3,818	2,006
Jitse Groen (CEO)
Related party transactions
Short-term benefits	697	984	479
Post-employment benefits	50	50	50
Share-based payments	435	310	191
Total	1,182	1,344	720
Brent Wissink (CFO)
Related party transactions
Short-term benefits	658	926	438
Post-employment benefits	50	50	50
Share-based payments	404	278	176
Total	1,112	1,254	664
Jorg Gerbig (COO)
Related party transactions
Short-term benefits	659	905	404
Post-employment benefits	50	50	46
Share-based payments	397	265	172
Total	€ 1,106	€ 1,220	€ 622